Offerings	Jun. 10, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Offering Note	There are being registered under this registration statement such indeterminate number of securities as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed $75,000,000. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Omitted pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Offering Note	Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units
Offering Note	Omitted pursuant to Rule 457(o) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 75,000,000.00
Amount of Registration Fee	$ 11,482.50
Offering Note	Estimated solely to calculate the registration fee in accordance with Rule 457(o) under the Securities Act. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $75,000,000.

Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the total registration fee due under this registration statement by $5,929.59 (calculated at the fee rate in effect at the date of the registrant’s registration statement on Form F-3 filed by the Registrant with the Securities and Exchange Commission on July 16, 2020 and declared effective on February 11, 2022 (Registration No. 333-262489), or the Prior Registration Statement, which represents the portion of the registration fee previously paid with respect to $63,965,340 of unsold securities previously registered under the Prior Registration Statement).